CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Net earned premiums	$ 1,287.4	$ 1,327.2	$ 2,688.7	$ 2,410.5	$ 2,527.5
Net investment income (1)	129.4	88.7	188.1	147.5	154.6
Realized and unrealized investment gains	36.1	2.5	5.0	56.2	98.5
Other income			8.2	14.7	49.8
Total revenues	1,452.9	1,418.4	2,890.0	2,628.9	2,830.4
Expenses
Losses and loss adjustment expenses	717.1	767.7	1,680.0	1,693.3	1,840.8
Acquisition costs	192.9	216.5	431.8	414.1	465.7
General, administrative and corporate expenses (2)	232.7	233.4	494.2	418.0	410.9
Interest expense	42.9	9.1	43.7	14.3	33.9
Change in fair value of derivatives	(19.6)	84.9	80.5	35.9	65.1
Realized and unrealized investment losses (3)	18.1	128.9	182.6	47.4	27.4
Net realized and unrealized foreign exchange (gains)/losses	(13.7)	75.2	15.9	40.0	(13.8)
Other expenses			20.1	10.8	10.8
Total expenses	1,197.8	1,365.3	2,917.0	2,593.8	2,868.4
Income (loss) from operations before income taxes	255.1	53.1	(27.0)	35.1	(38.0)
Income tax benefit/(expense)	(36.2)	(4.7)	78.1	(5.3)	(18.4)
Net income/(loss)	218.9	48.4	51.1	29.8	(56.4)
Net income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	196.7	26.2
Available for sale investments:
Reclassification adjustment for net realized gains/(losses) on investments included in net income/(loss)	6.8	27.8	55.5	(20.4)	(67.1)
Change in net unrealized (losses)/gains on available for sale securities held	5.5	(343.8)	(447.2)	(137.2)	175.6
Net change from current period hedged transactions	(4.3)	(6.4)	15.4	(6.2)	0.3
Change in foreign currency translation adjustment	7.6	(19.7)	(30.9)	21.4	(11.9)
Other comprehensive (loss)/income, before income taxes	15.6	(342.1)	(407.2)	(142.4)	96.9
Income tax benefit/(expense) thereon:
Change in net unrealized gains on available for sale securities held	(1.6)	29.5	23.9	(0.3)	(0.5)
Total income tax benefit/(expense) allocated to other comprehensive (loss)	(1.6)	30.1	23.9	(0.3)	(0.5)
Other comprehensive (loss)/income, net of tax	14.0	(312.0)	(383.3)	(142.7)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	210.7	(285.8)	(332.2)	(112.9)	40.0
Real estate fund | Investment Income
Income tax benefit/(expense) thereon:
Related party fees	(1.3)	0.0	(1.6)
Asset Management Arrangement
Income tax benefit/(expense) thereon:
Related party fees				(5.8)	(5.3)
Asset Management Arrangement | Investment Income
Income tax benefit/(expense) thereon:
Related party fees	(5.2)	(0.6)	(4.9)
Management Consulting Agreement
Income tax benefit/(expense) thereon:
Related party fees				$ (5.0)	$ (5.0)
Management Consulting Agreement | General, administrative and corporate expenses
Income tax benefit/(expense) thereon:
Related party fees	(2.5)	(2.5)	(5.0)
Related party investment income | Investment Income
Income tax benefit/(expense) thereon:
Related party fees	(1.7)	(0.2)	(3.1)
Apollo, Class A & B Notes | Gain (Loss) on Investments
Income tax benefit/(expense) thereon:
Related party fees	$ (2.0)	$ (0.8)	$ (0.4)